Capital Leased Assets and Capital Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2015
Capital Leased Assets and Capital Lease Obligations [Abstract]:
Prepaid lease rentals
	December 31, 2014	December 31, 2015
Prepaid lease rentals	49,817	45,793
Less: Amortization of prepaid lease rentals	(4,024)	(4,982)
Prepaid lease rentals	45,793	40,811
Less: current portion	(4,982)	(4,982)
Non-current portion	40,811	35,829

Capital lease obligations
Year ending December 31,	Amount
2016	30,783
2017	30,698
2018	30,698
2019	30,699
2020	30,783
2021 and thereafter	176,769
Total	330,430
Less: Amount of interest	(96,806)
Total lease payments	233,624

Capital lease obligations current and non-current
Capital lease obligation – current	14,534
Capital lease obligation – non current	219,090
233,624